Condensed Interim Consolidated Statements of Shareholders' Equity - USD ($) $ in Thousands		Total		Number of Shares [member]		Issued Capital [member]	Share Purchase Warrants Reserve [member] [1]	Share Purchase Options Reserve [member]	Reserves Restricted Share Units Reserve [member]	LTI revaluation reserve (net of tax) [member]		Total Reserves [member]	Retained Earnings [member]
Balance at beginning of period at Dec. 31, 2021		$ 6,250,117				$ 3,698,998	$ 83,077	$ 22,349	$ 7,196	$ (65,586)	[2]	$ 47,036	$ 2,504,083
Balance, shares at beginning of period at Dec. 31, 2021		450,863,952		450,864,000
Total comprehensive income
Net earnings		$ 157,467											157,467
OCI	[2]	(103)								(103)		(103)
Total comprehensive income		157,364								(103)	[2]	(103)	157,467
Income tax recovery (expense)		793				793
SBC expense	[2]	1,342						534	808			1,342
Options exercised	[2]	$ 7,532				8,969		(1,437)				(1,437)
Options exercised, shares		329,480	[3]	329,000	[2]
RSUs released	[2]					2,534			(2,534)			(2,534)
RSUs released, shares		87,838	[3]	88,000	[2]
Dividends (Note 18.2)		$ (67,688)											(67,688)
Balance end of period at Mar. 31, 2022		$ 6,349,460				3,711,294	83,077	21,446	5,470	(65,689)	[2]	44,304	2,593,862
Balance, shares at end of period at Mar. 31, 2022		451,281,270		451,281,000
Balance at beginning of period at Dec. 31, 2021		$ 6,250,117				3,698,998	83,077	22,349	7,196	(65,586)	[2]	47,036	2,504,083
Balance, shares at beginning of period at Dec. 31, 2021		450,863,952		450,864,000
Total comprehensive income
Net earnings		$ 306,542
OCI		(33,629)
Total comprehensive income		272,913
Dividends (Note 18.2)													(135,396)
Balance end of period at Jun. 30, 2022		$ 6,416,801				3,729,300	83,077	22,054	6,356	(99,214)	[2]	12,273	2,675,228
Balance, shares at end of period at Jun. 30, 2022		451,692,192		451,692,000
Balance at beginning of period at Mar. 31, 2022		$ 6,349,460				3,711,294	83,077	21,446	5,470	(65,689)	[2]	44,304	2,593,862
Balance, shares at beginning of period at Mar. 31, 2022		451,281,270		451,281,000
Total comprehensive income
Net earnings		$ 149,074											149,074
OCI	[2]	(33,525)								(33,525)		(33,525)
Total comprehensive income		115,549								(33,525)	[2]	(33,525)	149,074
Income tax recovery (expense)		(293)				(293)
SBC expense	[2]	1,497						611	886			1,497
Options exercised	[2]	$ 17				20		(3)				(3)
Options exercised, shares		434	[3]	0	[2]
Dividends (Note 18.2)		$ (49,429)				18,279							(67,708)
Dividends (Note 18.2), shares		410,488	[4]	411,000
Balance end of period at Jun. 30, 2022		$ 6,416,801				3,729,300	83,077	22,054	6,356	(99,214)	[2]	12,273	2,675,228
Balance, shares at end of period at Jun. 30, 2022		451,692,192		451,692,000
Total comprehensive income
Net earnings		$ 362,585											362,585
OCI	[2]	48,167								48,167		48,167
Total comprehensive income		410,752								48,167	[2]	48,167	362,585
Income tax recovery (expense)		3,644				3,644
SBC expense	[2]	3,006						1,220	1,786			3,006
Options exercised	[2]	$ 3,452				4,148		(696)				(696)
Options exercised, shares		163,215	[3]	164,000	[2]
Dividends (Note 18.2)		$ (119,980)				15,570							(135,550)
Dividends (Note 18.2), shares		463,119	[4]	463,000
Realized gain (loss) on disposal of LTIs (Note 19.4)	[2]									3,797		3,797	(3,797)
Balance end of period at Dec. 31, 2022		$ 6,717,675				$ 3,752,662	83,077	22,578	8,142	(47,250)	[2]	66,547	2,898,466
Balance, shares at end of period at Dec. 31, 2022		452,318,526		452,319,000		452,318,526
Total comprehensive income
Net earnings		$ 111,391											111,391
OCI	[2]	40,700								40,700		40,700
Total comprehensive income		152,091								40,700	[2]	40,700	111,391
SBC expense	[2]	1,542						631	911			1,542
Options exercised	[2]	$ 9,056				$ 10,808		(1,752)				(1,752)
Options exercised, shares		397,636	[3]	398,000	[2]
RSUs released	[2]					2,484			(2,484)			(2,484)
RSUs released, shares		59,672	[3]	59,000	[2]
Warrant expiration							(83,077)					(83,077)	83,077
Dividends (Note 18.2)		$ (67,910)											(67,910)
Realized gain (loss) on disposal of LTIs (Note 19.4)	[2]									990		990	(990)
Balance end of period at Mar. 31, 2023		$ 6,812,454				3,765,954		21,457	6,569	(5,560)	[2]	22,466	3,024,034
Balance, shares at end of period at Mar. 31, 2023		452,775,834		452,776,000
Balance at beginning of period at Dec. 31, 2022		$ 6,717,675				$ 3,752,662	$ 83,077	22,578	8,142	(47,250)	[2]	66,547	2,898,466
Balance, shares at beginning of period at Dec. 31, 2022		452,318,526		452,319,000		452,318,526
Total comprehensive income
Net earnings		$ 252,839
OCI		(6,339)
Total comprehensive income		246,500
Dividends (Note 18.2)													(135,849)
Balance end of period at Jun. 30, 2023		$ 6,846,413				$ 3,773,227		22,019	6,222	(54,430)	[2]	(26,189)	3,099,375
Balance, shares at end of period at Jun. 30, 2023		452,969,332		452,969,000		452,969,332
Balance at beginning of period at Mar. 31, 2023		$ 6,812,454				$ 3,765,954		21,457	6,569	(5,560)	[2]	22,466	3,024,034
Balance, shares at beginning of period at Mar. 31, 2023		452,775,834		452,776,000
Total comprehensive income
Net earnings		$ 141,448											141,448
OCI	[2]	(47,039)								(47,039)		(47,039)
Total comprehensive income		94,409								(47,039)	[2]	(47,039)	141,448
SBC expense	[2]	1,859						724	1,135			1,859
Options exercised	[2]	$ 871				1,033		(162)				(162)
Options exercised, shares		32,611	[3]	33,000	[2]
RSUs released	[2]					1,482			(1,482)			(1,482)
RSUs released, shares		60,155	[3]	60,000	[2]
Dividends (Note 18.2)		$ (63,180)				4,758							(67,938)
Dividends (Note 18.2), shares		100,732	[4]	100,000
Realized gain (loss) on disposal of LTIs (Note 19.4)	[2]									(1,831)		(1,831)	1,831
Balance end of period at Jun. 30, 2023		$ 6,846,413				$ 3,773,227		$ 22,019	$ 6,222	$ (54,430)	[2]	$ (26,189)	$ 3,099,375
Balance, shares at end of period at Jun. 30, 2023		452,969,332		452,969,000		452,969,332

[1]	Refer to Note 19.1.
[2]	Definitions as follows: “OCI” = Other Comprehensive Income (Loss); “SBC” = Equity Settled Stock Based Compensation; “Options” = Share Purchase Options; “RSUs” = Restricted Share Units; “LTI’s” = Long-Term Investments; “Warrants” = Share Purchase Warrants.
[3]	The weighted average price of share purchase options exercised and restricted share units released represents the respective exercise price.
[4]	The Company has implemented a dividend reinvestment plan (“DRIP”) whereby shareholders can elect to have dividends reinvested directly into additional Wheaton common shares. The weighted average price for common shares issued under the DRIP represents the volume weighted average price of the common shares on the five trading days preceding the dividend payment date, less a discount of 1% where applicable.